FAIR VALUE MEASUREMENTS (Details Narrative) - CNY (¥) ¥ in Millions				1 Months Ended		9 Months Ended
	Mar. 26, 2024	Aug. 17, 2023	Jul. 27, 2022	Aug. 31, 2024	Oct. 31, 2023	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Deemed dividends	¥ 1,781.5	¥ 278.8	¥ 755.6
Assets measured at fair value on a recurring basis, transfers into level 3						¥ 0.0
Assets measured at fair value on a recurring basis, transfers out of level 3						0.0
Liabilities measured at fair value on a recurring basis, transfers into level 3						0.0
Liabilities measured at fair value on a recurring basis, transfers out of level 3						¥ 0.0
Performance Shares [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
RSU incremental fair value				¥ 73.7	¥ 60.4